LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS - Schedule of Insurance Claims Outstanding (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Claims outstanding
Reinsurers’ share	£ (759)	£ (842)
Participating life insurance policy
Claims outstanding
Increase in liabilities charged to the income statement		(44)
Participating life insurance policy | Current year
Claims outstanding
Adjustments for increase (decrease) in other current liabilities		362
Participating investment contracts
Claims outstanding
Increase in liabilities charged to the income statement	367
Participating investment contracts | Current year
Claims outstanding
Adjustments for increase (decrease) in other current liabilities	(39)
Not expired at year end | Participating life insurance policy
Claims outstanding
Gross claims outstanding at 1 January	265	241
Cash paid for claims settled in the year	(305)	(294)
Increase in liabilities charged to the income statement	328	318
Change in liabilities charged to the income statement (note 10)	23	24
Gross claims outstanding at 31 December	288	265
Reinsurers’ share	0	0
Net claims outstanding at 31 December	288	265
Notified claims	177	141
Incurred but not reported	£ 111	£ 124